other long-term assets (Tables)	6 Months Ended
Jun. 30, 2024
other long-term assets
Schedule of other long-term assets

		June 30,	December 31,
As at (millions)	Note	2024	2023
Pension assets	15	$321	$316
Unbilled customer finance receivables	4(a)	570	637
Derivative assets	4(d)	121	179
Deferred income taxes		41	38
Costs incurred to obtain or fulfill contracts with customers		252	218
Real estate joint venture advances	21(a)	94	94
Investments in real estate joint ventures	21(a)	117	50
Investments in associates	21(b)	209	232
Portfolio investments [1]
At fair value through net income		53	42
At fair value through other comprehensive income		558	502
Prepaid maintenance		43	46
Refundable security deposits and other		140	139
		$2,519	$2,493

1	Fair value measured at reporting date using significant other observable inputs (Level 2).

Schedule of costs incurred to obtain and fulfill contracts with customers

	Costs incurred to
	Obtain
	contracts with	Fulfill contracts
(millions)	customers	with customers	Total
Balance as at April 1, 2024	$493	$45	$538
Additions	113	9	122
Amortization	(85)	(3)	(88)
Balance as at June 30, 2024	$521	$51	$572
Balance as at January 1, 2024	$476	$39	$515
Additions	211	17	228
Amortization	(166)	(5)	(171)
Balance as at June 30, 2024	$521	$51	$572
Current [1]	$307	$13	$320
Non-current	214	38	252
	$521	$51	$572

1	Presented in the Consolidated statements of financial position as Prepaid expenses.